COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

December 31, 2023

	Maturity	Coupon	Principal	Value

Colorado Municipal Bonds 65.9%
Colorado 100.0%
Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	$1,600,000	$476,000

Anthology West MD #4 - Series A - 2041 (g)	12/15/2041	6.25%	1,100,000	1,045,814

Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,630,000	3,996,431

Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	651,011

Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,510,993

Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,460,650

Banning Lewis Ranch Regional MD - Series B - 2041 (g)	12/15/2041	7.75%	625,000	610,206

Base Village MD #2 - Series B – 2048 (g)	12/15/2048	6.50%	3,500,000	2,301,320

Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,640,320

Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,303,613

Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	6,120,022

Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,632,500

Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,120,707

Bent Grass MD - Series A - 2049	12/1/2049	5.25%	1,690,000	1,609,539

Bradburn MD #2 - Series C - 2051 (g)	12/15/2051	7.50%	3,271,000	2,992,474

Bramming Farm MD #1 - Series A - 2044	12/1/2044	6.00%	1,910,000	1,867,636

Brighton Crossing MD #4 - Series A - 2037	12/1/2037	5.00%	1,050,000	1,047,659

Brighton Crossing MD #4 - Series A - 2047	12/1/2047	5.00%	4,685,000	4,479,141

Brighton Crossing MD #4 - Series B - 2047 (g)	12/1/2047	7.00%	670,000	630,349

Brighton Crossing MD #6 - Series A - 2035	12/1/2035	5.00%	525,000	504,116

Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,421,246

Brighton Crossing MD #6 - Series A - 2050	12/1/2050	5.00%	9,020,000	7,879,872

Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,450,000	1,358,027

Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,745,600

Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,567,713

Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	3,029,327

Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,871,649

Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	22,500,000	18,627,525

Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,380,000	1,236,052

Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	10,336,689

City Center West Residential MD #2 - Series A - 2049	12/1/2049	5.00%	2,080,000	1,912,789

City Center West Residential MD #2 - Series B - 2049 (g)	12/15/2049	7.75%	1,425,000	1,332,190

Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	5,150,000	4,626,812

Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,359,893

Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,733,623

Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	2,000,000	1,748,900

Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,342,862

Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,049,893

Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	8,009,168

Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	17,482,405

Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	2,039,368

Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,592,306	3,427,999

Colorado Centre MD - Series A - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	1,860,153

Colorado Centre MD - Series A - 2027 (f)(i)	1/1/2027	9.00%	2,131,449	1,428,071

CECFA Swallow Academy - Series A - 2027 (m)	11/15/2027	5.35%	3,180,000	3,058,556

CECFA Addenbrooke Classical Academy - Series A - 2027 (m)	6/1/2027	4.50%	24,385,000	24,020,932

CECFA Imagine Charter School at Firestone - Series A - 2027 (m)	6/1/2027	4.50%	17,380,000	17,120,517

CECFA Monarch Montessori - Series A - 2025 (m)	5/15/2025	4.75%	8,325,000	8,184,474

CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,420,000	7,982,076

CECFA Chavez/Huerta Preparatory - Series A - 2027 (m)	7/1/2027	4.38%	36,520,000	34,106,758

CECFA Swallows Charter Academy - Series A - 2027 (m)	11/15/2027	4.38%	6,560,000	6,099,160

CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	24,045,000	22,509,486

CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	5,020,268

CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	1,852,376

CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	3,795,926

CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	9,240,229

CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	18,074,593

CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,295,179

CECFA Chavez/Huerta Academy - Series A - 2027 (m)	7/1/2027	4.50%	8,220,000	7,708,469

CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	8,760,000	8,496,412

CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,640,522

CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	80,470,000	78,513,774

CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	4,060,000	3,965,483

CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,474,963

CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	38,687,315

CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,630,000	11,664,774

CECFA Fort Collins Montessori School - Series A - 2029 (m)	7/1/2029	6.13%	17,790,000	17,905,635

CECFA Colorado Skies Academy - Series A - 2030 (m)	7/1/2030	7.00%	10,595,000	10,774,691

Colorado Crossing MD #2 - Series A - 2047	12/1/2047	5.00%	4,000,000	3,341,840

Colorado Crossing MD #2 - Series A - 2050	12/1/2050	5.00%	4,000,000	3,309,280

700 Kalamath LLC - Series A - 2013 (a)(j)	12/1/2013	0.00%	3,755,000	4,000,000

CHFA / Casey's Pond Living - Series A - 2032 (l)	6/1/2032	0.00%	8,110,000	3,649,500

CHFA / Casey's Pond Living - Series A - 2042 (l)	6/1/2042	0.00%	10,665,000	4,799,250

CHFA / Casey's Pond Living - Series A - 2047 (l)	6/1/2047	0.00%	8,600,000	3,870,000

Hudson Asphalt Terminal Project - Series A - 2034 (m)	10/1/2034	7.25%	10,000,000	10,304,000

Hudson Asphalt Terminal Project - Series B - 2034 (m)	10/1/2031	9.75%	10,000,000	10,351,300

Colorado International Center MD #3 - Series A - 2031	12/1/2031	4.63%	564,000	540,295

Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,463,020

Conifer MD - Series A - 2030 (j)	12/1/2030	0.00%	10,000,000	4,163,367

Conifer MD - Series A - 2032 (j)	12/1/2032	0.00%	1,450,000	603,688

Conifer MD - Series A - 2033 (j)	12/1/2033	0.00%	1,550,000	645,322

Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,765,000	1,650,716

Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,545,314

Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600

Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,159,505

Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	5,271,253

Denver Intl Business Center MD #1 - Series B - 2048 (g)	12/1/2048	6.00%	4,585,000	4,610,034

Denver West Promenade MD - Series A - 2031	12/1/2031	5.13%	500,000	500,005

Denver West Promenade MD - Series B - 2046 (g)	12/15/2046	6.00%	413,000	403,484

E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,409,385

Eagle Brook MD - Series A - 2051 (g)	12/1/2051	5.00%	1,600,000	1,405,216

Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	5,727,180

Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,712,679

Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,040,000	931,549

Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	557,806

Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,640,000	1,565,610

Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	444,590

Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	3,401,536

Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	6,899,558

Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,405,000	14,330,809

Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,874,983

Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	3,325,000	2,561,480

Green Gables MD #3 - Series B – 2053 (g)	12/15/2053	8.25%	2,984,000	3,115,087

Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,318,550

Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,740,142

Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	4,936,956

Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	4,509,500

Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	2,765,986

Highlands Mead MD - Series A - 2050	12/1/2050	5.13%	1,395,000	1,263,298

Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	675,258

Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,371,595

Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	8,323,215

Hunter's Overlook MD #5 - Series B - 2049 (g)	12/15/2049	8.50%	1,827,000	1,736,034

Hunter's Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,228,477

Hyland Village MD - Series A - 2027	12/1/2027	10.00%	4,770,000	2,623,500

Indy Oak Tod MD - Series A - 2050	12/1/2050	5.50%	1,070,000	1,101,255

Indy Oak Tod MD - Series B - 2050 (g)	12/15/2050	8.00%	736,000	797,250

Inspiration MD - Series B - 2036 (g)	12/15/2036	5.00%	761,000	688,089

Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,867,635
Jefferson Center MD #1 - Series B - 2050 (g)	12/15/2050	5.75%	14,414,000	14,212,060

Karl's Farm MD #2 - Series A - 2040	12/1/2040	5.38%	1,155,000	1,107,645

Karl's Farm MD #2 - Series A - 2050	12/1/2050	5.63%	3,030,000	2,863,289

The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	16,741,298

Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	9,263,692

Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,798,657

Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	875,060

Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,138,950

Lincoln Meadows MD - Series A - 2031	12/1/2031	8.00%	6,565,000	7,039,124

Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	10,110,623

Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650

Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,189,000	1,184,410

Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	605,635

Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	288,935

Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	30,308,077

Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,502,814

Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	15,228,009

Meadowlark MD - Series A - 2040	12/1/2040	4.88%	1,045,000	941,660

Meadowlark MD - Series A - 2050	12/1/2050	5.13%	1,505,000	1,363,575

Mirabelle MD #2 - Series A - 2049	12/1/2049	5.00%	1,250,000	1,150,175

Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	7.38%	1,473,000	1,365,854

Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	10,788,511

Mount Carbon MD - Series C - 2043	6/1/2043	0.00%	521,078	521,078

Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	7,740,000	6,043,392

Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	821,380

Mountain Shadows MD - Series A - 2035	12/1/2035	5.00%	500,000	495,105

Mountain Shadows MD - Series B - 2046 (g)	12/15/2046	7.50%	1,650,000	1,572,516

Mountain Shadows MD - Series C - 2040 (g)	12/15/2040	10.00%	1,994,000	1,932,804

Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,324,004

Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	9,113,460

Murphy Creek MD #3 - Series A - 2026	12/1/2026	6.00%	2,540,000	2,540,000

Murphy Creek MD #3 - Series A - 2035	12/1/2035	6.13%	1,880,000	1,880,000

Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	2,645,000	2,631,907

Nine Mile MD - Series A - 2030	12/1/2030	4.63%	1,125,000	1,084,005

Nine Mile MD - Series A - 2040	12/1/2040	5.13%	2,500,000	2,394,825

North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	1,906,880

Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	946,390

Palisade Park North MD #2 - Series A - 2047	12/1/2047	5.63%	1,723,000	1,723,465

Parkdale Community Authority - Series A - 2040	12/1/2040	5.00%	3,140,000	2,988,338

Parkdale Community Authority - Series A - 2050	12/1/2050	5.25%	5,620,000	5,144,155

Parkdale Community Authority - Series B - 2050 (g)	12/15/2050	7.75%	2,424,000	2,262,246

Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,864,000	1,971,199

Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	22,851,624

The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,604,923

Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,417,281

Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	410,661

Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,365,956

PFA / Monument Academy - Series A - 2026 (m)	6/1/2026	5.00%	28,570,000	27,967,173

Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,784,000	1,670,127

Rendezvous MD #4 - Series B - 2048 (g)	10/15/2048	8.00%	1,189,000	1,119,895

Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	4,865,990

Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	470,790

Ritoro MD - Series B - 2049 (g)	12/15/2049	8.50%	2,190,000	2,251,232

Riverdale Peaks II MD - Series A - 2025	12/1/2025	6.40%	930,000	762,600

Riverdale Peaks II MD - Series A - 2035	12/1/2035	6.50%	1,135,000	930,700

Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	1,008,412

Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,816,476

Rock Creek MD - Series A - 2041	12/1/2041	4.50%	2,230,000	1,840,999

Rock Creek MD - Series A - 2050	12/1/2050	4.75%	3,880,000	3,042,424

Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	3,082,348

Rose Hill Acres MD - Series A - 2050	12/1/2050	5.00%	2,965,000	2,662,214

Rose Hill Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	866,038

Roxborough Village MD - Series A - 2042 (f)(i)	12/31/2042	0.00%	242,645	26,691

RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	5,625,000	4,831,088

Sabell MD - Series A - 2050 (g)	12/1/2050	5.00%	1,055,000	949,869

Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	571,574

Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,576,373

64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	5,000,000	4,868,100

Solitude MD - Series A - 2026 (j)	12/1/2026	7.00%	3,520,000	2,486,263

Southglenn MD - Series A - 2030	12/1/2030	5.00%	2,285,000	2,283,309

Southglenn MD - Series A - 2046	12/1/2046	5.00%	2,075,000	1,954,277
Southlands MD #1 - Series A - 2037	12/1/2037	5.00%	500,000	499,995

Southlands MD #1 - Series A - 2047	12/1/2047	5.00%	3,000,000	2,874,750

Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,828,373

Spring Hill MD #3 - Series A - 2052	12/1/2052	6.75%	10,305,000	10,514,604

Spring Valley MD #4 - Series A - 2040	12/1/2040	5.00%	1,410,000	1,309,495

Spring Valley MD #4 - Series A - 2050	12/1/2050	5.12%	1,775,000	1,562,355

Spring Valley MD #4 - Series B - 2050 (g)	12/15/2050	7.63%	2,811,000	2,580,301

St Vrain Lakes MD #2 - Series A - 2037	12/1/2037	5.00%	4,000,000	3,995,840

St Vrain Lakes MD #2 - Series A - 2047	12/1/2047	5.13%	3,050,000	2,965,881

St Vrain Lakes MD #2 - Series B - 2047 (g)	12/15/2047	7.63%	1,083,000	1,085,848

STC MD #2 - Series A - 2025	12/1/2025	3.00%	555,000	525,813

STC MD #2 - Series A - 2029	12/1/2029	4.00%	1,615,000	1,510,364

STC MD #2 - Series A - 2038	12/1/2038	5.00%	15,160,000	14,362,129

STC MD #2 - Series B - 2049 (g)	12/15/2049	8.00%	3,954,000	3,733,169

Sterling Ranch MD #2 - Series A - 2032	12/1/2032	5.25%	1,340,000	1,336,208

Sterling Ranch MD #2 - Series A - 2042	12/1/2042	5.50%	5,645,000	5,547,567

Sterling Ranch MD #2 - Series A - 2051	12/1/2051	5.75%	11,750,000	11,588,085

Stetson Ridge MD #3 - Series B - 2042 (g)(m)	12/15/2042	7.50%	210,000	197,398

Stone Ridge MD #2 - Series A - 2031	12/1/2031	0.00%	11,896,000	1,903,360

Third Creek MD #1 - Series A - 2037	12/1/2037	4.50%	1,130,000	987,790

Third Creek MD #1 - Series A - 2042	12/1/2042	4.50%	3,140,000	2,569,839

Third Creek MD #1 - Series A - 2051	12/1/2051	4.75%	7,390,000	5,810,314

Thompson Crossing MD #4 - Series A - 2039	12/1/2039	5.00%	1,410,000	1,362,920

Thompson Crossing MD #4 - Series A - 2049	12/1/2049	5.00%	1,315,000	1,187,195

Trails At Crowfoot MD #3 - Series B - 2049 (g)	12/15/2049	9.00%	3,135,000	3,037,439

Valagua MD - Series A - 2037	12/1/2037	0.00%	11,500,000	2,300,000

Villages At Murphy Creek MD #1 - Series A - 2051 (g)	12/1/2051	5.50%	12,358,000	10,698,321

Vincent Village MD - Series A - 2051	12/1/2051	5.00%	1,970,000	1,697,490

Waterfall MD #1 - Series A - 2052	12/1/2052	5.25%	2,282,000	2,137,207

Westcreek MD #2 - Series A - 2048	12/1/2048	5.38%	1,300,000	1,256,710

Westerly MD #4 - Series A - 2031	12/1/2031	4.13%	600,000	544,032

Westerly MD #4 - Series A - 2040	12/1/2040	5.00%	2,255,000	2,105,899

Westerly MD #4 - Series A - 2050	12/1/2050	5.00%	5,250,000	4,616,378

White Buffalo MD #3 - Series A - 2050	12/1/2050	5.50%	4,780,000	4,522,884

Wild Plum MD - Series A - 2049	12/1/2049	5.00%	595,000	623,459

Willow Springs MD - Series B - 2049 (g)	12/15/2049	7.75%	650,000	604,533

Woodmen Heights MD #2 - Series B - 2040 (g)	12/15/2040	7.50%	3,358,000	3,146,245

Wyndham Hill MD #2 - Series B - 2049 (g)	12/15/2049	7.63%	9,600,000	9,088,320

Colorado (amortized cost $1,219,665,472)			1,295,147,152	1,138,156,644

Colorado Municipal Bonds (amortized cost $1,219,665,472)			$1,295,147,152	$1,138,156,644

Other Municipal Bonds 5.6%
South Dakota 77.2%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2036 (m)	1/1/2036	5.75%	$6,055,000	$4,567,347

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2026 (m)	1/1/2026	5.00%	1,740,000	1,643,065

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2031 (m)	1/1/2031	5.50%	3,565,000	2,960,126

Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,168,952

Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,603,070

Flandreau Santee Sioux Tribe / Gaming - Series A - 2025 (m)	1/1/2025	8.28%	1,030,000	1,002,623

Flandreau Santee Sioux Tribe / Gaming - Series A - 2026 (m)	1/1/2026	8.28%	1,115,000	1,072,128

Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,150,715

Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	1,305,000	1,242,504

Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,123,096

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2025 (m)	7/1/2025	5.75%	740,000	715,084

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	745,946

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	774,290

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	803,766

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	840,748

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	872,759

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	913,234

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	948,303

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	992,183

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,035,652

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,087,164

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,207,577

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	8,146,250

Lower Brule Sioux Tribe - Series A - 2025 (m)	3/1/2025	5.88%	945,000	904,592

Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	2,200,000	2,031,634

Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,443,439

Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	5,880,000	4,754,686

Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	786,840

Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,168,858

South Dakota (amortized cost $86,805,000)			86,805,000	73,706,630

Puerto Rico 10.5%
Puerto Rico - Series A - 2025	7/1/2025	5.38%	103,109	105,387

Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	108,052

Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	109,018

Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	108,602

Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	90,645

Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	80,458

Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	68,187

Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	89,061

Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	89,949

Puerto Rico - Series A - 2033	7/1/2033	4.64%	119,142	74,276

Puerto Rico - Series A - 2043	7/1/2043	3.00%	438,347	238,899

Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	277,618

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	140,679

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	1,017,360

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,609,074

Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	4.41%	267,000	232,397

Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	4.69%	260,000	207,919

Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	4.96%	336,000	245,912

Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	5.20%	378,000	251,771

Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	5.97%	3,597,000	1,127,731

Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	6.02%	2,930,000	684,184

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,413,619

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	41,111

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	562,829

Puerto Rico (amortized cost $8,957,711)			15,257,238	9,974,737

Utah 9.9%
Ares Strategic Mining - Series A - 2034 (m)	12/15/2034	10.00%	10,000,000	9,077,800

Ares Strategic Mining / Taxable - Series A - 2025 (m)	12/15/2025	12.00%	500,000	453,570

Utah (amortized cost $9,500,000)			10,500,000	9,531,370

Washington 2.1%
Tacoma / Local Improvement District #65 - Series A - 2043	4/1/2043	5.75%	2,040,000	2,002,444

Washington (amortized cost $1,910,174)			2,040,000	2,002,444

California 0.3%
Freddie Mac – 2035 (g)(j)	8/15/2035	6.50%	258,884	271,114

California (amortized cost $258,884)			258,884	271,114

Other Municipal Bonds (amortized cost $107,431,769)			$114,861,122	$95,486,294

Short-Term Municipal Bonds 5.00%
Colorado 70.8%
Boulder Housing Authority / Broadway East - Series A - 2037 (LOC 1)	9/1/2037	3.92%	$1,425,000	$1,425,000

Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	4,315,000	2,337,500

Broomfield URA / Event Center - Series A - 2030 (LOC 2)	12/1/2030	3.85%	6,635,000	6,635,000

CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	3.92%	4,470,000	4,470,000

Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	3.75%	1,100,000	1,100,000

ECCV Water & Sanitation District - Series A - 2023 (c)	11/15/2030	5.00%	619,000	619,000

Jeffco Business Center MD #1 - Series A - 2023 (j)	5/1/2024	8.00%	1,006,000	1,013,564

Rockinghorse MD #2 - Series A CABs - 2024	1/1/2024	6.00%	3,565,000	3,565,000

Rockinghorse MD #2 - Series B - 2024	1/1/2024	6.50%	3,885,000	3,885,000

Inspiration MD - Series C CABs - 2024 (b)	6/1/2024	0.00%	1,115,000	1,115,000

Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 (LOC 3)	12/1/2029	3.85%	35,530,000	35,530,000
Colorado (amortized cost $63,155,324)			63,665,000	61,695,064

Multi-State 18.6%
Freddie Mac VR - 2045 (LOC 4)	12/15/2045	3.90%	16,170,000	16,170,000

Multi-State (amortized cost $16,170,000)			16,170,000	16,170,000

Oregon 6.7%
Multnomah County Hospital - Series A - 2023 (m)	10/1/2024	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

South Dakota 3.3%
Flandreau Santee Sioux Tribe / Gaming - Series A - 2024 (m)	1/1/2024	8.28%	950,000	950,000

Oglala Sioux Tribe - Series A - 2024 (m)	10/1/2024	5.50%	1,985,000	1,960,585

South Dakota (amortized cost $2,932,181)			2,935,000	2,910,585

Oklahoma 0.5%
Haskell County Public Facilities - Series B - 2024 (g)	4/1/2024	5.25%	450,000	449,253

Oklahoma (amortized cost $450,000)			450,000	449,253

Puerto Rico 0.1%
Puerto Rico - Series A - 2024	7/1/2024	0.00%	15,095	14,799

Puerto Rico / Sales Tax - Series A - 2024	7/1/2024	0.00%	55,000	53,919

Puerto Rico (amortized cost $67,275)			70,095	68,718

Short-Term Municipal Bonds (amortized cost $88,589,780)			$89,105,095	$87,108,620

Colorado Capital Appreciation and Zero Coupon Bonds 1.8%
Colorado 100.0%
Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	6.75%	$7,565,000	$6,678,231

Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	5.25%	21,285,000	12,431,291

Conifer MD - Series B - 2031 (a)(j)	12/1/2031	0.00%	7,470,000	2,239,428

Lanterns MD #3 - Series A CABs - 2053	12/1/2053	8.00%	2,250,000	1,630,665

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	710,000	149,100

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	3,122,000	655,620

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	13,168,000	2,765,280

PV ERU Holding Trust - Series A CABs – 2039 (a)(j)(m)	12/15/2037	0.00%	14,000,000	2,940,000

Third Creek MD #1 - Series A CABs - 2026	12/1/2026	5.25%	2,285,000	1,549,299

Westerly MD #4 - Series A CABs - 2050	12/1/2026	5.20%	1,000,000	717,440

Colorado (amortized cost $43,696,897)			72,855,000	31,756,354

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $43,696,897)			$72,855,000	$31,756,354

Colorado Taxable Certificates/Notes/Bonds 0.5%
Colorado 100.0%
Colliers Hill MD #2 / Taxable - Series B - 2047 (g)	12/15/2047	6.00%	$2,250,000	$2,160,135

CECFA CEC / Aurora Charter School / Taxable - Series B - 2029 (m)	7/1/2029	6.00%	2,270,000	2,213,114

CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	1,960,000	1,875,152

CECFA Colorado Skies Academy / Taxable - Series B - 2030	7/1/2030	7.50%	500,000	514,330

Woodmen Heights MD #2 / Taxable - Series B - 2040 (g)	12/15/2040	6.25%	1,770,000	1,721,484

Tabernash Pole Creek Note - 2022 (a)(j)	12/31/2024	0.00%	227,347	200,000
Colorado (amortized cost $8,977,347)			8,977,347	8,684,215

Colorado Taxable Certificates/Notes/Bonds (amortized cost $8,977,347)			$8,977,347	$8,684,215

Other Assets 0.1%
Utah 100.0%

Ares Strategic Mining - Equity	12/15/2034	0.00%	$6,780,500	$973,915
Utah (amortized cost $1,000,000)			6,780,500	973,915

Other Assets (amortized cost $1,000,000)			$6,780,500	$973,915

Total investments, at value (amortized cost $1,469,361,265)	78.9%			$1,362,166,041

Other assets net of liabilities	21.1%			364,684,795

Net Assets	100.0%			$1,726,850,836

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see "Defaulted or Non-Income Producing Investments" note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2023. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at December 31, 2023.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $11,041,074 and a value of $6,742,914 or less than 1.0% of net assets, as of December 31, 2023.

(j)	Securities valued at fair value (see "Investment Valuation and Risk" notes to the Schedule of Investments).

(k)	See "Purchase Accrued Interest" notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)	The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see "Defaulted or Non-Income Producing Investments" notes to Schedule of Investments).

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $535,188,252 representing 30.99% of net assets.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

December 31, 2023

(LOC)	These securities are Variable Rate Demand Obligations ("VRDO") with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see "Investment Transactions" notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.
1. US Bank, N.A.
2. BNP Paribas
3. JP Morgan Chase Bank N.A.
4. Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
CABs-Capital Appreciation Bonds
CONV-Convertible
I/O-Interest Only
L/D-Local Improvement District
MD-Metropolitan District
P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

December 31, 2023 (unaudited)

Defaulted or Non-income Producing Investments

 The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,252,347 and such bonds have a value of $16,860,578 or 0.98% of net assets, as of December 31, 2023. These securities have been identified in the accompanying Schedule of Investments.

 The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $12,318,750 or 0.71% of net assets, as of December 31, 2023. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

 The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

 Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

 Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund concentrates its investments in and the majority of the Fund's shareholders are located within Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Company does not have any significant concentrations within any one shareholder.

 Accounting Standards Codification ("ASC") 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

 Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

 Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

 Level 3 Inputs: Significant unobservable inputs for the asset or liability including management's own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

 The following table summarizes the valuation of the Fund's investments as defined by ASC 820 hierarchy levels as of December 31, 2023:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Total Securities December 31, 2023

Level 1 Securities	$-	$-	$-	$-	$-	$-	$-
Level 2 Securities	1,124,684,355	95,215,180	83,757,555	23,006,926	8,484,215	973,915	1,336,122,146
Level 3 Securities	13,472,289	271,114	3,351,064	8,749,428	200,000	-	26,043,895

Totals	$1,138,156,644	$95,486,294	$87,108,619	$31,756,354	$8,684,215	$973,915	$1,362,166,041

From September 30, 2023 to December 31, 2023 there were no Level 1 Securities.

Purchase Accrued Interest

 Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the December 31, 2023 balance of $92,156,671). Approximately $243,523,190 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $97,046,120 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

 Variable Rate Demand Obligations ("VRDO") purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On December 31, 2023 the interest rates paid on these obligations ranged from 3.75% to 3.92%.

Income Tax Information

 At December 31, 2023 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$1,469,361,265

Gross unrealized appreciation	$15,594,495
Gross unrealized (depreciation)	(122,789,719)

Net unrealized appreciation (depreciation) of investments	$(107,195,224)

Litigation

The Fund is periodically involved in various legal proceedings. As of December 31, 2023, the Fund has a litigation payable of $160,595 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s 2023 shareholder report on Form N-CSR filed with the Securities and Exchange Commission (“SEC”) on December 5, 2023. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of December 31, 2023, is set forth in the schedule of investments.

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose the Required Mill Levy on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment (the “Counterclaims”). The Counterclaims seek a judgment in the full amount due and owing on the Bonds with accrued interest along with a declaration that the District is obligated to impose the Required Mill Levy under the terms of the Trust Indenture.

The District filed two motions for summary judgment on the claims in the Complaint and the Counterclaims (“MSJ”). The Fund and UMB opposed the District’s MSJ and filed a cross motion for summary judgment (“Cross MSJ”). The Court denied the District’s MSJ, except it held that the Landmark Litigation was binding on the parties on the issue that the Required Mill Levy approved and imposed by the District was a special assessment and restricted the Fund and UMB from presenting evidence to the contrary at trial. The Court also denied the Cross MSJ.

On October 16 and 17, 2023, the Court held a two-day non-jury trial on all remaining issues presented in the Complaint and the Counterclaims. The Court has not yet issued a decision on the issues and claims. At this point, it is impossible to determine the direction, cost, duration or ultimate outcome of these matters.